Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.587%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,217,023.63

Principal:
Principal Collections	$13,371,705.56
Prepayments in Full	$8,160,254.90
Liquidation Proceeds	$243,099.33
Recoveries	$66,361.42
Sub Total	$21,841,421.21
Collections	$23,058,444.84

Purchase Amounts:
Purchase Amounts Related to Principal	$228,267.98
Purchase Amounts Related to Interest	$1,368.84
Sub Total	$229,636.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,288,081.66

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,288,081.66
Servicing Fee	$376,386.88	$376,386.88	$0.00	$0.00	$22,911,694.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,911,694.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,911,694.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,911,694.78
Interest - Class A-3 Notes	$285,606.16	$285,606.16	$0.00	$0.00	$22,626,088.62
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$22,472,794.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,472,794.62
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$22,419,914.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,419,914.87
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$22,380,289.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,380,289.54
Regular Principal Payment	$20,579,144.67	$20,579,144.67	$0.00	$0.00	$1,801,144.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,801,144.87
Residual Released to Depositor	$0.00	$1,801,144.87	$0.00	$0.00	$0.00
Total		$23,288,081.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,579,144.67
Total					$20,579,144.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,579,144.67	$68.60	$285,606.16	$0.95	$20,864,750.83	$69.55
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$20,579,144.67	$19.56	$531,405.24	$0.51	$21,110,549.91	$20.07

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$243,069,076.59	0.8102303	$222,489,931.92	0.7416331
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$401,399,076.59	0.3815109	$380,819,931.92	0.3619514

Pool Information
Weighted Average APR	3.199%	3.187%
Weighted Average Remaining Term	37.87	37.05
Number of Receivables Outstanding	28,501	27,763
Pool Balance	$451,664,256.71	$429,323,033.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$423,594,996.13	$402,680,733.11
Pool Factor	0.4017222	0.3818513

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$6,439,845.50
Yield Supplement Overcollateralization Amount	$26,642,300.02
Targeted Overcollateralization Amount	$48,503,101.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,503,101.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$337,895.81
(Recoveries)		68	$66,361.42
Net Loss for Current Collection Period			$271,534.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7214%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3508%
Second Prior Collection Period			0.8212%
Prior Collection Period			0.7226%
Current Collection Period			0.7397%
Four Month Average (Current and Prior Three Collection Periods)			0.6586%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,182	$6,912,306.41
(Cumulative Recoveries)			$766,519.33
Cumulative Net Loss for All Collection Periods			$6,145,787.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5466%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,167.88
Average Net Loss for Receivables that have experienced a Realized Loss			$2,816.58

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.65%	365	$7,075,753.54
61-90 Days Delinquent	0.20%	41	$870,684.17
91-120 Days Delinquent	0.05%	9	$196,016.82
Over 120 Days Delinquent	0.12%	26	$514,423.40
Total Delinquent Receivables	2.02%	441	$8,656,877.93

Repossession Inventory:
Repossessed in the Current Collection Period		31	$600,125.85
Total Repossessed Inventory		47	$962,224.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2432%
Prior Collection Period			0.2842%
Current Collection Period			0.2737%
Three Month Average			0.2671%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3683%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer